Accounts Receivable, Net (Details) - Schedule of Accounts Receivable Net - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 42,522,740	¥ 53,880,520
Allowance for doubtful accounts	(37,610,720)	(36,707,499)
Accounts receivable, net	¥ 4,912,020	¥ 17,173,021